Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Short-term borrowings	3.50%
Interest expenses	$ 29,444	$ 30,570	$ 39,724
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Short-term borrowings	$ 413,354	$ 381,505	$ 364,771